DRINKER BIDDLE & REATH LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
November 12, 2010
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Chartwell Dividend and Income Fund, Inc.
File No. 811-08747
Ladies and Gentlemen:
     On behalf of Chartwell Dividend and Income Fund, Inc. (the “Fund”), attached for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1(a) under the Investment Company Act of 1940 are preliminary copies of the Fund’s Notices of Special Meetings of Shareholders, Proxy Statement and Forms of Proxies. These preliminary proxy materials are being filed in connection with the Fund’s Special Meetings of Shareholders to be held on December 29, 2010. No fee is necessary in connection with this filing.
     The Fund expects to distribute definitive copies of the enclosed materials to Shareholders as soon as practicable on or about November 22, 2010.
     Questions or comments concerning this filing may be directed to the undersigned at (215) 988-2699.

Sincerely,
/s/ Nancy P. O’Hara
Nancy P. O’Hara

cc: Michael P. Malloy, Esq.